Research and development expenses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research and Development Expenses [Abstract]
Labour	$ 3,581,970	$ 1,971,945	$ 1,715,562
Materials	3,393,295	2,763,355	1,266,730
Government grants	(1,409,229)	(304,914)	(203,997)
Research and development expense	$ 5,566,036	$ 4,430,386	$ 2,778,295